Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Revenue by Major Revenue	The Company’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit (loss). Revenues, cost of revenues and gross (loss) profits by segment are presented below. Separate financial information of operating income by segment is not available.
	For the years ended December 31,
REVENUES, NET	2022	2021	2020
Graphite anode business	$37,580,677	$-	$-
Peer-to-peer knowledge sharing and enterprise business	544,991	7,409,272	23,181,084
Member services	106,724	498,330	872,629
Enterprise services
-Comprehensive tailored services	153,658	1,433,847	13,345,880
-Sponsorship advertising services	-	1,734,390	6,598,527
-Consulting services	9,645	1,583,583	416,634
Online services	2,100	40,391	361,933
Other revenues	272,864	2,118,731	1,585,481
Revenues, net	$38,125,668	$7,409,272	$23,181,084
	For the years ended December 31,
COST OF REVENUES	2022	2021	2020
Graphite anode business	$35,586,544	$-	$-
Peer-to-peer knowledge sharing and enterprise business	3,889,502	3,886,654	2,980,216
Member services	591,000	99,013	174,660
Enterprise services
-Comprehensive tailored services	294,759	157,563	340,783
-Sponsorship advertising services	-	34,041	255,634
-Consulting services	218,719	733,266	239,845
Online services	66,403	798,010	1,076,503
Other revenues	2,718,621	2,064,761	892,791
Cost of revenues	$39,476,046	$3,886,654	$2,980,216
	For the years ended December 31,
GROSS (LOSS) PROFIT	2022	2021	2020
Graphite anode business	$1,994,133	$-	$-
Peer-to-peer knowledge sharing and enterprise business	(3,344,511)	3,522,618	20,200,868
Member services	(484,276)	399,317	697,969
Enterprise services
-Comprehensive tailored services	(141,101)	1,276,284	13,005,097
-Sponsorship advertising services	-	1,700,349	6,342,893
-Consulting services	(209,074)	850,317	176,789
Online services	(64,303)	(757,619)	(714,570)
Other revenues	(2,445,757)	53,970	692,690
Gross (loss) profit	$(1,350,378)	$3,522,618	$20,200,868